Trade Accounts and Notes Receivable - Summary of Trade Accounts and Notes Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Current trade accounts and notes receivable	₩ 10,802,989	₩ 9,702,142
Non-current
Non-current trade accounts and notes receivable	42,516	24,033
Gross amount [member]
Current
Trade accounts and notes receivable	9,382,308	8,695,788
Unbilled due from customers for contract work	1,704,256	1,340,146
Non-current
Trade accounts and notes receivable	89,839	68,342
Allowance for credit losses [member]
Current
Less: Allowance for doubtful accounts	(283,575)	(333,792)
Non-current
Less: Allowance for doubtful accounts	₩ (47,323)	₩ (44,309)